Consolidated statements of operations and comprehensive income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Income taxes on foreign currency translation gain (loss)	$ 0	$ 0